Restructuring Liability Account Excluding Impairment Charges (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 1,374	$ 2,200	$ 3,834
Provision
Change in estimate			(14)
Payments	(367)	(826)	(1,620)
Ending balance	$ 1,007	$ 1,374	$ 2,200